VANECK DIGITAL NATIVE ECONOMY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 100.0%
Brazil : 2.6%
NU Holdings Ltd. (USD) * 34,552 $ 461,615
Underline
Canada : 8.0%
Shopify, Inc. (USD) * 12,278 1,401,902
Underline
China : 7.7%
NetEase, Inc. (ADR) 10,583 1,356,106
Underline
Guernsey : 0.7%
Super Group SGHC Ltd.
(USD) 9,002 121,977
Underline
Hong Kong : 0.3%
Futu Holdings Ltd. (ADR) 649 60,837
Underline
Ireland : 1.9%
Flutter Entertainment PLC
(USD) * 3,254 332,461
Underline
Singapore : 1.0%
Grab Holdings Ltd. (USD) * † 46,133 173,922
Underline
United Kingdom : 0.3%
Klarna Group PLC (USD) * † 2,839 57,461
Underline
United States : 77.5%
Affirm Holdings, Inc. * 1,777 144,914
Airbnb, Inc. * 5,788 828,263
Ally Financial, Inc. 2,110 96,955
Axos Financial, Inc. * 458 44,605
Block, Inc. * 4,081 310,156
Cboe Global Markets, Inc. 798 193,651
Charles Schwab Corp. 13,997 1,291,503
Chime Financial, Inc. * 2,476 50,708
CME Group, Inc. 2,833 625,611
Coinbase Global, Inc. * 1,885 275,568
DoorDash, Inc. * 4,949 913,239
DraftKings, Inc. * 21,243 536,598
Number
of Shares Value
United States (continued)
eBay, Inc. 5,320 $ 594,510
Electronic Arts, Inc. 6,538 1,340,552
Equifax, Inc. 895 142,054
Fair Isaac Corp. * 177 211,476
Interactive Brokers Group,
Inc. 3,869 336,758
Maplebear, Inc. * 2,513 118,991
Miami International
Holdings, Inc. * † 925 34,373
PayPal Holdings, Inc. 7,661 330,802
Pinterest, Inc. * 5,150 108,305
Reddit, Inc. * 2,617 454,259
Remitly Global, Inc. * 1,673 37,492
Robinhood Markets, Inc. * 6,955 697,447
Roblox Corp. * 18,006 979,166
SoFi Technologies, Inc. * † 11,684 209,494
Take-Two Interactive
Software, Inc. * 4,884 1,220,902
TransUnion 1,307 94,287
Uber Technologies, Inc. * 19,362 1,397,162
13,619,801
Total Common Stocks
(Cost: $17,221,716) 17,586,082
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.3%
Money Market Fund: 0.3%
(Cost: $53,622)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 53,622 53,622
Total Investments: 100.3%
(Cost: $17,275,338) 17,639,704
Liabilities in excess of other assets: (0.3)% (59,488)
NET ASSETS: 100.0% $ 17,580,216
Definitions:
ADR American Depositary Receipt
USD United States Dollar
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $427,691.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 17,586,082 $ — $ — $ 17,586,082
Money Market Fund 53,622 — — 53,622
Total Investments $ 17,639,704 $ — $ — $ 17,639,704